Convertible Promissory Notes (Details) - USD ($)											12 Months Ended
	Sep. 19, 2025	Dec. 26, 2024	Aug. 26, 2024	Oct. 04, 2023	Jun. 14, 2023	Jun. 07, 2023	May 11, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Promissory Notes [Line Items]
Original issue discount										20.00%
Conversion price per share (in Dollars per share)	$ 0.591
Converted amount					$ 3,950,000		$ 2,820,000				$ 43,970,960	$ 705,000	$ 76,770,000
Conversion of shares (in Shares)			2,350,000	100,000,000	10,000,000
Outstanding balance	$ 36,475,000
Accrued interests payable	$ 7,495,960
Shares converted (in Shares)	74,400,947
Net carrying amount											3,050,000	31,941,830
Accumulated differences amount											99,113,558	61,094,673
Interest expense													$ 3,460,000
Unsecured Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount										$ 40,000,000
Interest rate										8.00%
Principal amount										$ 40,000,000
Purchase price								$ 56,000,000		$ 32,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.01
Conversion price per share (in Dollars per share)									$ 0.5
Conversion of shares (in Shares)									80,000,000
Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount						$ 7,000,000		$ 70,000,000
Interest rate						1.00%		8.00%
Purchase price								$ 56,000,000
Original issue discount								20.00%
Ordinary shares, par value (in Dollars per share)					$ 0.01		$ 0.01
Conversion price per share (in Dollars per share)			$ 0.3	$ 0.3	$ 0.395		$ 0.705
Converted amount				$ 30,000,000	$ 3,950,000		$ 2,820,000
Conversion of shares (in Shares)							4,000,000
Accrued interests payable											78,791	6,472,292
Debt fair value											3,050,000
Unamortized discount												7,583,170
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Conversion price per share (in Dollars per share)	$ 0.591
Outstanding balance	$ 36,475,000
Accrued interests payable	$ 7,495,960
Interest expense											$ 8,685,630	$ 2,272,292
Minimum [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Interest rate		8.00%
Maximum [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Interest rate		2.00%
Common Stock [Member]
Convertible Promissory Notes [Line Items]
Converted amount			$ 705,000
2024 Reverse Stock Split [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.08
Converted amount									$ 4
Conversion of shares (in Shares)			293,750	12,500,000	1,250,000		500,000
2024 Reverse Stock Split [Member] | Unsecured Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Reverse stock split per share (in Dollars per share)									$ 0.08
Conversion of shares (in Shares)									10,000,000
2024 Reverse Stock Split [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.08
Conversion price per share (in Dollars per share)			$ 2.4	$ 2.4	$ 3.16		$ 5.64